UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22045

Wisconsin Capital Funds, Inc.
(Exact name of registrant as specified in charter)

1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Address of principal executive offices) (Zip code)

Thomas G. Plumb
1221 John Q. Hammons Drive
Madison, Wisconsin 53717
(Name and address of agent for service)

(608) 824-8800
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2014

Item 1. Reports to Stockholders.

Plumb Balanced Fund
Plumb Equity Fund

SEMI-ANNUAL REPORT
September 30, 2014

www.plumbfunds.com

PLUMB FUNDS

September 30, 2014

Dear Fellow Shareholders:

We are pleased to present the semi-annual report for the Plumb Funds.  Fueled by their equity returns, the Plumb Balanced Fund and the Plumb Equity Fund exceeded their blended* benchmarks and provided shareholders positive returns for the six months ended September 30, 2014, with the Funds up 4.53% and 5.93%, respectively and the blended benchmarks up 3.56% and 5.38%, respectively. For the one-year period ended September 30, 2014, the average annual return has been 15.30% for the Plumb Balanced Fund and 20.68% for the Plumb Equity Fund. For the three-year period ended September 30, 2014, the average annual return has been 13.41% for the Plumb Balanced Fund and 16.69% for the Plumb Equity Fund. For the five-year period ended September 30, 2014, the average annual return has been 9.06% for the Plumb Balanced Fund and 10.18% for the Plumb Equity Fund. Since inception (5/24/2007), the Plumb Balanced Fund and Plumb Equity Fund have averaged annual returns of 3.16% and 2.55%, respectively. The Balanced Fund’s Gross and Net** Expense Ratio as noted in the prospectus dated August 1, 2014 are 1.60% and 1.27%, respectively. The Equity Fund’s Gross and Net** Expense Ratio as noted in the prospectus dated August 1, 2014 are 1.69% and 1.41%, respectively.

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 866-987-7888.

**	The Fund’s Advisor has contractually agreed to waive fees through at least July 31, 2015.

The Funds’ performance should be reviewed in light of the markets that they operate in. For the last one year, five years, and since the Funds’ inception, as of 9/30/2014, the U.S. stock market has had average annual returns of 19.73%, 15.70%, and 6.00%, as measured by the total return of the S&P 500. The broader international markets, as measured by the MSCI EAFE Index, have averaged 1.53%, 3.52%, and -2.62% during those periods, while the Barclays Capital Intermediate Government/Credit Bond Index averaged 2.20%, 3.42%, and 4.47% for the same time frames.

Individual positions contributing to the 5.93% return in the Equity Fund were led by Exact Sciences, which received FDA approval for its revolutionary new colorectal cancer detection product during the period, Allergan, the Botox and eye-products company that received an unsolicited buyout offer from Valeant Pharmaceuticals, Apple, which unveiled its new highly anticipated phone products, and Kansas City Southern, a relatively new position for the Fund that  we selected in an effort to participate in the cross-border railroad traffic between the United States and Mexico. These selections were somewhat offset by Las Vegas Sands whose stock declined due to concerns about its Macau gambling facility growth.  We eliminated this position during the quarter ended September 30, 2014.

PLUMB FUNDS

The Balanced Fund was up 4.53% for the six months and had many of the same factors going for it, but also benefitted from its exposure to energy infrastructure.  These pipeline and service companies bucked the under-performance trend of companies that own the oil and gas fields.

Our investment approach is to seek out good quality, growing companies trading at what we believe are reasonable prices. In the Balanced Fund, we generally use fixed income investments in an attempt to moderate the volatility of the stock market and to provide a potential income component to our total return objective. With the low interest rate environment present since the financial crisis, it has been difficult to find attractive fixed income instruments to meet that objective. In fact, at times, the dividend yield on high quality blue-chip stocks exceeded the yield of ten-year U.S. Treasury Bonds. In this environment, we have added securities that seek to generate income that may have an equity component to the Balanced Fund’s overall asset mix, such as publicly traded partnerships that combine capital appreciation potential with the potential for high current income yields.

Best wishes in the coming year from all of us at the Plumb Funds.

Thomas G. Plumb

Opinions expressed are those of Thomas Plumb and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the schedule of investments in this report for complete holdings information.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and mid-sized companies which involve additional risks such as limited liquidity and greater volatility. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Balanced Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments by the Balanced Fund in lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities. Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Because the Funds may invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact the Funds’ ability to sell its shares.

PLUMB FUNDS

The S&P 500 Index is an unmanaged market capitalization-weighted index based on the average weighted performance of 500 widely held common stocks. The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged market value weighted index measuring the principal price changes of, and income provided by, the underlying universe of securities that comprise the index. The MSCI EAFE Index is an unmanaged market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

*
The blended benchmark for the Plumb Balanced Fund is made up of 55% S&P 500 index, 35% Barclays capital intermediate government/credit bond index and 10% MSCI EAFE index.  The blended benchmark for the Plumb Equity Fund is made up of 90% S&P 500 index, and 10% MSCI EAFE index.  You cannot invest directly in an index.

The Plumb Funds are distributed by Quasar Distributors, LLC.

PLUMB FUNDS

Expense Example
September 30, 2014 (Unaudited)

As a shareholder of the Plumb Funds (the “Funds”), you incur ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2014 – September 30, 2014).

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. However, the table does not include shareholder-specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Funds, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

PLUMB FUNDS

Expense Example
September 30, 2014 (Unaudited) (Continued)

Plumb Balanced Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014
Actual	$1,000.00	$1,045.30	$6.51
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.70	$6.43

*	Expenses are equal to the Fund’s annualized expense ratio of 1.27%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

Plumb Equity Fund

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2014 to
	April 1, 2014	September 30, 2014	September 30, 2014
Actual	$1,000.00	$1,059.30	$7.28
Hypothetical
(5% return per
year before expenses)	$1,000.00	$1,018.00	$7.13

*	Expenses are equal to the Fund’s annualized expense ratio of 1.41%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

PLUMB FUNDS

Plumb Balanced Fund
Investments by Industry Sector as of September 30, 2014
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Equity Fund
Investments by Industry Sector as of September 30, 2014
(as a Percentage of Total Investments) (Unaudited)

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 66.48%

Administrative and Support Services – 2.94%
Priceline Group, Inc. (a)	550	$637,219
Synchrony Financial (a)	15,000	368,250
		1,005,469

Air Transportation – 0.63%
Delta Air Lines, Inc.	6,000	216,900

Beverage and Tobacco Product Manufacturing – 5.41%
Constellation Brands, Inc. – Class A (a)	11,000	958,760
Diageo PLC – ADR	4,500	519,300
Pepsico, Inc.	4,000	372,360
		1,850,420

Broadcasting (except Internet) – 1.43%
The Walt Disney Company	5,500	489,665

Chemical Manufacturing – 6.34%
Allergan, Inc.	3,000	534,570
Church & Dwight Company, Inc.	7,000	491,120
E.I. du Pont de Nemours and Company	6,300	452,088
Johnson & Johnson	6,500	692,835
		2,170,613

Computer and Electronic
Product Manufacturing – 8.85%
Apple, Inc.	4,200	423,150
Medtronic, Inc.	8,000	495,600
Microchip Technology, Inc.	13,000	613,990
NXP Semiconductors NV (a) (b)	7,000	479,010
QUALCOMM, Inc.	9,000	672,930
VeriFone Systems, Inc. (a)	10,000	343,800
		3,028,480

Couriers and Messengers – 1.72%
United Parcel Service, Inc. – Class B	6,000	589,740

Credit Intermediation and Related Activities – 6.71%
American Express Company	6,000	525,240
Discover Financial Services	11,000	708,290
JPMorgan Chase & Company	7,000	421,680
Visa, Inc. – Class A	3,000	640,110
		2,295,320

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2014 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Data Processing, Hosting,
and Related Services – 1.89%
Fiserv, Inc. (a)	10,000	$646,350

Electrical Equipment, Appliance, and
Component Manufacturing – 0.91%
Emerson Electric Company	5,000	312,900

Food Manufacturing – 1.50%
The Hain Celestial Group, Inc. (a)	5,000	511,750

Insurance Carriers and Related Activities – 3.07%
American International Group, Inc.	10,500	567,210
Berkshire Hathaway, Inc. – Class B (a)	3,500	483,490
		1,050,700

Machinery Manufacturing – 1.80%
General Electric Company	24,000	614,880

Miscellaneous Manufacturing – 3.34%
3M Company	3,500	495,880
Intuitive Surgical, Inc. (a)	1,400	646,548
		1,142,428

Other Information Services – 2.13%
Google Inc. – Class A (a)	700	411,887
Google Inc. – Class C (a)	550	317,548
		729,435

Pipeline Transportation – 3.92%
Enbridge, Inc. (b)	14,000	670,320
TransCanada Corporation (b)	13,000	669,890
		1,340,210

Professional, Scientific, and Technical Services – 2.83%
Cerner Corporation (a)	6,500	387,205
Exact Sciences Corporation (a)	30,000	581,400
		968,605

Publishing Industries (Except Internet) – 1.11%
ANSYS, Inc. (a)	5,000	378,350

Rail Transportation – 2.13%
Kansas City Southern	6,000	727,200

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2014 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Rental and Leasing Services – 1.16%
Ryder System, Inc.	4,400	$395,868

Support Activities for Mining – 3.81%
ConocoPhillips	8,000	612,160
Schlumberger Limited (b)	6,800	691,492
		1,303,652

Transportation Equipment Manufacturing – 1.17%
Ford Motor Company	27,000	399,330

Utilities – 1.68%
Kinder Morgan, Inc.	15,000	575,100

TOTAL COMMON STOCKS
(Cost $15,851,201)		22,743,365

EXCHANGE-TRADED FUNDS – 1.96%

Funds, Trusts, and Other Financial Vehicles – 1.96%
Alerian MLP ETF	35,000	670,950

TOTAL EXCHANGE-TRADED FUNDS
(Cost $565,283)		670,950

	Principal
	Amount

TRUST PREFERRED SECURITIES – 1.60%

Credit Intermediation and Related Activities – 1.60%
Wells Fargo & Company	$500,000	549,650

TOTAL TRUST PREFERRED SECURITIES
(Cost $570,229)		549,650

CORPORATE BONDS – 29.34%

Administrative and Support Services – 1.49%
The Dun & Bradstreet Corporation
4.375%, 12/01/2022	500,000	510,977

Broadcasting (except Internet) – 1.54%
Time Warner Cable, Inc.
4.000%, 09/01/2021	500,000	526,902

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2014 (Unaudited) (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)

Clothing and Clothing Accessories Stores – 1.55%
Hanesbrands, Inc.
6.375%, 12/15/2020	$500,000	$528,500

Computer and Electronic
Product Manufacturing – 2.88%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/2020	425,000	452,871
Nokia Corporation
5.375%, 05/15/2019 (b)	500,000	531,250
		984,121

Credit Intermediation and Related Activities – 4.46%
Bank of America Corporation
5.000%, 05/10/2030 (c)	500,000	500,969
General Electric Capital Corporation
1.375%, 08/01/2017 (c)	500,000	499,515
Zions Bancorporation
3.700%, 02/15/2018	523,000	523,722
		1,524,206

Data Processing, Hosting, and Related Services – 1.13%
Verisign, Inc.
4.625%, 05/01/2023	400,000	388,000

Electronics and Appliance Stores – 1.59%
Ingram Micro, Inc.
5.250%, 09/01/2017	500,000	544,878

Food Services and Drinking Places – 1.48%
Darden Restaurants, Inc.
4.500%, 10/15/2021	500,000	504,411

Funds, Trusts, and Other Financial Vehicles – 1.50%
Senior Housing Properties Trust
4.300%, 01/15/2016	500,000	514,564

Health and Personal Care Stores – 0.98%
CVS Pass-Through Trust
6.943%, 01/10/2030	276,090	336,673

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2014 (Unaudited) (Continued)

	Principal
	Amount	Value

CORPORATE BONDS (Continued)

Oil and Gas Extraction – 2.55%
Freeport-McMoRan Oil & Gas LLC
6.625%, 05/01/2021	$330,000	$362,175
Petrobras International Finance Company
3.500%, 02/06/2017 (b)	500,000	509,940
		872,115

Pipeline Transportation – 1.06%
Copano Energy, LLC
7.125%, 04/01/2021	325,000	361,708

Publishing Industries (Except Internet) – 1.51%
Symantec Corporation
4.200%, 09/15/2020	500,000	517,751

Securities, Commodity Contracts, and Other
Financial Investments and Related Activities – 5.62%
Citigroup, Inc.
1.584%, 04/25/2024 (c)	500,000	500,219
The Goldman Sachs Group, Inc.
3.000%, 10/30/2027 (c)	500,000	486,183
Morgan Stanley
5.000%, 10/15/2030 (c)	500,000	514,225
Morgan Stanley
4.172%, 12/01/2017 (c)	400,000	421,068
		1,921,695

TOTAL CORPORATE BONDS
(Cost $9,876,478)		10,036,501

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Schedule of Investments – September 30, 2014 (Unaudited) (Continued)

	Shares	Value

SHORT-TERM INVESTMENTS – 0.21%

Money Market Funds – 0.21%
Invesco STIC Prime Portolio 0.01% (c)	73,915	$73,915

TOTAL SHORT-TERM INVESTMENTS
(Cost $73,915)		73,915

Total Investments
(Cost $26,937,106) – 99.59%		34,074,381
Other Assets in Excess of Liabilities – 0.41%		138,984
TOTAL NET ASSETS – 100.00%		$34,213,365

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Cayman Islands 1.49%, Canada 3.92%, Curacao 2.02%, Finland 1.55%, Netherlands 1.40%.
(c)	Variable rate security. The rate listed is as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2014 (Unaudited)

	Shares	Value

COMMON STOCKS – 97.05%

Administrative and Support Services – 4.48%
Priceline Group, Inc. (a)	500	$579,290
Synchrony Financial (a)	18,000	441,900
		1,021,190

Air Transportation – 0.95%
Delta Air Lines, Inc.	6,000	216,900

Beverage and Tobacco
Product Manufacturing – 7.90%
Brown-Forman Corporation – Class B	3,000	270,660
Constellation Brands, Inc. – Class A (a)	11,000	958,760
Diageo PLC – ADR	5,000	577,000
		1,806,420

Broadcasting (except Internet) – 3.47%
Liberty Interactive Corporation – Class A (a)	7,500	213,900
The Walt Disney Company	6,500	578,695
		792,595

Chemical Manufacturing – 8.85%
Allergan, Inc.	2,000	356,380
Church & Dwight Company, Inc.	7,500	526,200
E.I. du Pont de Nemours and Company	7,000	502,320
Johnson & Johnson	6,000	639,540
		2,024,440

Computer and Electronic
Product Manufacturing – 13.31%
Apple, Inc.	4,200	423,150
Medtronic, Inc.	8,500	526,575
Microchip Technology, Inc.	12,000	566,760
NXP Semiconductors NV (a) (b)	8,000	547,440
QUALCOMM, Inc.	8,500	635,545
VeriFone Systems, Inc. (a)	10,000	343,800
		3,043,270

Couriers and Messengers – 2.58%
United Parcel Service, Inc. – Class B	6,000	589,740

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2014 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Credit Intermediation and Related Activities – 10.17%
American Express Company	6,000	$525,240
Discover Financial Services	11,000	708,290
JPMorgan Chase & Company	7,500	451,800
Visa, Inc. – Class A	3,000	640,110
		2,325,440

Data Processing, Hosting, and Related Services – 2.83%
Fiserv, Inc. (a)	10,000	646,350

Food Manufacturing – 2.01%
The Hain Celestial Group, Inc. (a)	4,500	460,575

Insurance Carriers and Related Activities – 4.23%
American International Group, Inc.	11,500	621,230
Berkshire Hathaway, Inc. – Class B (a)	2,500	345,350
		966,580

Machinery Manufacturing – 2.46%
General Electric Company	22,000	563,640

Miscellaneous Manufacturing – 2.52%
Intuitive Surgical, Inc. (a)	1,250	577,275

Oil and Gas Extraction – 2.49%
Phillips 66	7,000	569,170

Other Information Services – 3.32%
Google Inc. – Class A (a)	700	411,887
Google Inc. – Class C (a)	600	346,416
		758,303

Pipeline Transportation – 5.60%
Enbridge, Inc. (b)	16,000	766,080
TransCanada Corporation (b)	10,000	515,300
		1,281,380

Professional, Scientific, and Technical Services – 5.34%
Cerner Corporation (a)	7,500	446,775
Exact Sciences Corporation (a)	40,000	775,200
		1,221,975

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Schedule of Investments – September 30, 2014 (Unaudited) (Continued)

	Shares	Value

COMMON STOCKS (Continued)

Publishing Industries (Except Internet) – 1.65%
ANSYS, Inc. (a)	5,000	$378,350

Rail Transportation – 3.18%
Kansas City Southern	6,000	727,200

Rental and Leasing Services – 1.97%
Ryder System, Inc.	5,000	449,850

Support Activities for Mining – 5.61%
ConocoPhillips	7,200	550,944
Schlumberger Limited (b)	7,200	732,168
		1,283,112

Transportation Equipment Manufacturing – 2.13%
Ford Motor Company	33,000	488,070

TOTAL COMMON STOCKS
(Cost $15,541,039)		22,191,825

SHORT-TERM INVESTMENTS – 3.01%

Money Market Funds – 3.01%
Invesco STIC Prime Portolio 0.01% (c)	676,000	676,000
Invesco STIC Treasury Portolio 0.01% (c)	12,026	12,026
		688,026

TOTAL SHORT-TERM INVESTMENTS
(Cost $688,026)		688,026

Total Investments
(Cost $16,229,065) – 100.06%		22,879,851
Liabilities in Excess of Other Assets – (0.06)%		(13,386)
TOTAL NET ASSETS – 100.00%		$22,866,465

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign-issued security. Total foreign concentration was as follows: Canada 5.60%, Curacao 3.20%, Netherlands 2.39%.
(c)	Variable rate security. The rate listed is as of September 30, 2014.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Assets and Liabilities
September 30, 2014 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund

Assets
Investments, at value*	$34,074,381	$22,879,851
Dividends and interest receivable	145,739	25,350
Receivable for investments sold	227,818	—
Receivable for fund shares sold	1,218	2,500
Prepaid assets	6,311	8,089
Total Assets	34,455,467	22,915,790

Liabilities
Payable for investments purchased	105,571	—
Payable for fund shares redeemed	74,829	—
Accrued distribution fee	21,757	11,087
Payable to Advisor (a)	2,501	6,579
Administrative & accounting
services fee payable (a)	5,694	3,812
Payable to directors	4,515	2,967
Accrued expenses and other liabilities	27,235	24,880
Total Liabilities	242,102	49,325
Net Assets	$34,213,365	$22,866,465

Net Assets Consist Of:
Paid in capital	$35,371,310	$16,287,187
Accumulated undistributed
net investment income	298,018	36,728
Accumulated net realized loss	(8,593,238)	(108,236)
Net unrealized appreciation on investments	7,137,275	6,650,786
Net Assets	$34,213,365	$22,866,465

Capital shares outstanding, $0.001 par value
(200 million shares issued each)	1,560,492	1,000,603
Net asset value, offering and
redemption price per share	$21.92	$22.85

* Cost of Investments	$26,937,106	$16,229,065

(a)	See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Statements of Operations
For the Six Months Ended September 30, 2014 (Unaudited)

	Plumb	Plumb
	Balanced	Equity
	Fund	Fund
Investment Income:
Dividends (Net of foreign withholding
taxes of $4,317 and $3,943, respectively)	$196,957	$162,075
Interest	202,070	196
Total Investment Income	399,027	162,271

Expenses:
Investment Advisor’s fee (a)	111,142	75,428
Distribution fees	42,747	29,011
Administrative & accounting service fees (a)	34,198	23,209
Legal fees	11,842	7,733
Administration fee	5,433	4,691
Transfer agent fees and expenses	23,550	19,178
Fund accounting fees	16,985	15,578
Registration fees	5,859	5,097
Director fees and expenses	8,977	5,979
Audit and tax fees	9,170	6,032
Custody fees	3,810	3,843
Insurance expense	1,660	1,281
Printing and mailing expense	2,908	1,633
Total expenses before waiver	278,281	198,693
Less: Fees waived/reimbursed by Advisor (a)	(64,546)	(36,232)
Net expenses	213,735	162,461
Net Investment Income (Loss)	185,292	(190)

Realized and Unrealized Gain:
Net realized gain on investments	1,535,266	1,720,490
Net change in unrealized
appreciation on investments	(207,092)	(376,594)
Net realized and unrealized
gain on investments	1,328,174	1,343,896

Net Increase in Net Assets
Resulting from Operations	$1,513,466	$1,343,706

(a)	See Note 4 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2014	2014
	(Unaudited)

Operations:
Net investment income	$185,292	$445,094
Net realized gain on investments	1,535,266	3,577,862
Net change in unrealized appreciation
on investments	(207,092)	916,326
Net increase in net assets
resulting from operations	1,513,466	4,939,282

Dividends And Distributions To Shareholders:
Net investment income	—	(469,807)
Total dividends and distributions	—	(469,807)

Capital Share Transactions:
Proceeds from shares sold	219,547	1,676,658
Shares issued in reinvestment of dividends	—	206,053
Cost of shares redeemed	(929,955)	(7,036,124)
Net decrease in net assets
from capital share transactions	(710,408)	(5,153,413)

Total increase (decrease) in net assets	803,058	(683,938)

Net Assets:
Beginning of period	33,410,307	34,094,245
End of period*	$34,213,365	$33,410,307

* Including accumulated undistributed
net investment income of:	$298,018	$112,726

Change In Shares Outstanding:
Shares sold	10,289	85,008
Shares issued in reinvestment of dividends	—	10,298
Shares redeemed	(43,117)	(361,453)
Net decrease	(32,828)	(266,147)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year Ended
	September 30,	March 31,
	2014	2014
	(Unaudited)

Operations:
Net investment income (loss)	$(190)	$93,641
Net realized gain on investments	1,720,490	4,678,354
Net change in unrealized appreciation
on investments	(376,594)	235,641
Net increase in net assets
resulting from operations	1,343,706	5,007,636

Dividends And Distributions To Shareholders:
Net investment income	—	(130,916)
Total dividends and distributions	—	(130,916)

Capital Share Transactions:
Proceeds from shares sold	309,055	1,000,148
Shares issued in reinvestment of dividends	—	77,104
Cost of shares redeemed	(2,326,378)	(18,836,129)
Net decrease in net assets from
capital share transactions	(2,017,323)	(17,758,877)

Total decrease in net assets	(673,617)	(12,882,157)

Net Assets:
Beginning of period	23,540,082	36,422,239
End of period*	$22,866,465	$23,540,082

* Including accumulated undistributed
net investment income of:	$36,728	$36,918

Change In Shares Outstanding:
Shares sold	13,806	51,920
Shares issued in reinvestment of dividends	—	3,813
Shares redeemed	(104,483)	(1,002,488)
Net decrease	(90,677)	(946,755)

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

(This Page Intentionally Left Blank.)

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30
	2014
	(Unaudited)

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$20.97
Operations:
Net investment income(1)	0.12
Net realized and unrealized gain (loss)	0.83

Total from investment operations	0.95

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	0.95

Net asset value, end of period	$21.92
Total return(2)	4.53	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$34,213
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.63	%(5)
After expense reimbursement and waivers(3)	1.25	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(3)	1.08	%(5)
Portfolio turnover rate	24	%(4)

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.25%. Prior to July 1, 2010, the Fund’s expense cap was 1.10%.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Balanced Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2014	2013	2012	2011	2010

$18.34	$18.38	$17.82	$16.43	$12.72

0.29	0.39	0.29	0.31	0.33
2.63	(0.01)	0.54	1.44	3.73

2.92	0.38	0.83	1.75	4.06

(0.29)	(0.42)	(0.27)	(0.36)	(0.35)
(0.29)	(0.42)	(0.27)	(0.36)	(0.35)

2.63	(0.04)	0.56	1.39	3.71

$20.97	$18.34	$18.38	$17.82	$16.43
16.01%	2.22%	4.87%	10.76%	32.01%

$33,410	$34,094	$49,981	$44,626	$44,476

1.58%	1.47%	1.48%	1.56%	1.64%
1.25%	1.25%	1.25%	1.21%	1.10%

1.36%	1.83%	1.78%	1.79%	2.15%
46%	64%	72%	85%	54%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights

	For the
	Six Months
	Ended
	September 30
	2014
	(Unaudited)

Per share operating performance
(For a share outstanding throughout the period)

Net asset value, beginning of period	$21.57
Operations:
Net investment income(1)	0.00
Net realized and unrealized gain (loss)	1.28

Total from investment operations	1.28

Dividends and distributions to shareholders:
Dividends from net investment income	—
Total dividends and distributions	—

Change in net asset value for the period	1.28

Net asset value, end of period	$22.85
Total return(2)	5.93	%(4)

Ratios / supplemental data
Net assets, end of period (000)	$22,866
Ratio of net expenses to average net assets:
Before expense reimbursement and waivers	1.71	%(5)
After expense reimbursement and waivers(3)	1.40	%(5)
Ratio of net investment income to average net assets:
After expense reimbursement and waivers(3)	(0.31	%)(5)
Portfolio turnover rate	17	%(4)

(1)	Net investment income per share is calculated using current year ending balances prior to consideration of adjustment for permanent book and tax differences.
(2)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Effective July 1, 2010, the Advisor contractually agreed to cap the Fund’s expenses at 1.40%. Prior to July 1, 2010, the Fund’s expense cap was 1.20%.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Plumb Equity Fund
Financial Highlights (Continued)

For the Years Ended March 31,
2014	2013	2012	2011	2010

$17.87	$18.02	$17.56	$15.75	$11.31

0.11	0.20	0.08	0.07	0.14
3.70	(0.14)	0.42	1.86	4.45

3.81	0.06	0.50	1.93	4.59

(0.11)	(0.21)	(0.04)	(0.12)	(0.15)
(0.11)	(0.21)	(0.04)	(0.12)	(0.15)

3.70	(0.15)	0.46	1.81	4.44

$21.57	$17.87	$18.02	$17.56	$15.75
21.38%	0.42%	2.88%	12.31%	40.66%

$23,540	$36,422	$49,982	$17,322	$15,406

1.68%	1.46%	1.54%	1.85%	2.18%
1.40%	1.40%	1.40%	1.35%	1.20%

0.38%	1.08%	0.80%	0.46%	0.98%
52%	84%	69%	111%	73%

The accompanying notes are an integral part of these financial statements.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2014 (Unaudited)

1.	ORGANIZATION

Wisconsin Capital Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end, diversified management investment company. The Company was organized as a Maryland corporation on April 3, 2007. The Company is authorized to issue up to 2 billion shares, which are units of beneficial interest with a $0.001 par value. The Company currently offers shares of two series, each with its own investment strategy and risk/reward profile: the Plumb Balanced Fund and the Plumb Equity Fund (individually a “Fund”, collectively the “Funds”). The investment objective of the Plumb Balanced Fund is high total return through capital appreciation while attempting to preserve principal, with current income as a secondary objective. The investment objective of the Plumb Equity Fund is long-term capital appreciation.  Wisconsin Capital Management, LLC (the “Advisor”) serves as the Funds’ investment advisor.  The Advisor is indirectly owned by SVA Plumb Financial, LLC which in turn is partially owned by TGP, Inc.  The Advisor is controlled by Thomas G. Plumb indirectly through TGP, Inc.  Certain directors or officers of the Funds are also officers of the Advisor.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments)

Equity securities, including common stocks, foreign issued common stocks, and exchange-traded funds, are valued at the last sale price reported by the exchange

PLUMB FUNDS

Notes to Financial Statements
September 30, 2014 (Unaudited)  (Continued)

on which the securities are primarily traded on the day of valuation.  Nasdaq-listed securities are valued at their Nasdaq Official Closing Price.  Equity securities not traded on a listed exchange or not traded using Nasdaq are valued as of the last sale price at the close of the U.S. market.  If there are no sales on a given day for securities traded on an exchange, the latest bid quotation will be used.  These securities will generally be classified as Level 1 securities.

Investments in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, and trust preferred securities are valued using a market approach based on information supplied by independent pricing services.  The market inputs used by the independent pricing service include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument.  To the extent the inputs are observable and timely, these debt securities and trust preferred securities will generally be classified as Level 2 securities.

Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor pursuant to procedures established under the general supervision and responsibility of the Funds’ Board of Directors and will be classified as Level 3 securities.

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2014 (Unaudited)  (Continued)

The following is a summary of the inputs used, as of September 30, 2014, to value the Funds’ investments carried at fair value:

Description	Level 1	Level 2	Level 3	Total
The Plumb Balanced Fund
Investments in:
Common Stock*	$22,743,365	$—	$—	$22,743,365
Exchange-Traded Funds*	670,950	—	—	670,950
Trust Preferred Securities*	—	549,650	—	549,650
Corporate Bonds*	—	10,036,501	—	10,036,501
Money Market Funds	73,915	—	—	73,915
Total	$23,488,230	$10,586,151	$—	$34,074,381

Description	Level 1	Level 2	Level 3	Total
The Plumb Equity Fund
Investments in:
Common Stock*	$22,191,825	$—	$—	$22,191,825
Money Market Funds	688,026	—	—	688,026
Total	$22,879,851	$—	$—	$22,879,851

*	For detailed industry descriptions, refer to the Schedule of Investments.

The Funds did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.  As of and during the period ending September 30, 2014, no securities were transferred into or out of Level 1 or Level 2.  It is the Funds’ policy to consider transfers into or out of any level as of the end of the reporting period. The Funds did not hold any derivative instruments during the period ending September 30, 2014.

Use of Estimates:

The presentation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Expenses:

Expenses directly attributable to a Fund are charged to the Fund, while expenses attributable to more than one series of the Company are allocated among the respective series based on relative net assets or another appropriate basis.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2014 (Unaudited)  (Continued)

Federal Income Taxes:

The Funds intend to meet the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all net investment taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

As of and during the period ended September 30, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the period ended September 30, 2014, the Funds did not incur any interest or penalties.  The Funds are not subject to examination by U.S. taxing authorities for tax years prior to 2010.

Distributions to Shareholders:

Dividends from net investment income are declared and paid at least annually.  Distributions of net realized capital gains, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date.

The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from GAAP.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Other:

Investment and shareholder transactions are recorded on the trade date. Gains or losses from investment transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

3.	DISTRIBUTION PLAN

The Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Funds’ average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the period ended September 30, 2014, the Plumb Balanced Fund and the Plumb Equity Fund incurred expenses of $42,747

PLUMB FUNDS

Notes to Financial Statements
September 30, 2014 (Unaudited)  (Continued)

and $29,011, respectively, pursuant to the 12b-1 Plan.  As of September 30, 2014, $21,757 and $11,087 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were accrued.

4.	INVESTMENT ADVISOR AND OTHER AFFILIATES

The Funds have an Investment Advisory Agreement (the “Advisory Agreement”) with Wisconsin Capital Management, LLC. The Advisory Agreement provides for advisory fees computed daily and paid monthly at an annual rate of 0.65% of the Funds’ average daily net assets.

Under the terms of the Advisory Agreement, the Advisor has contractually agreed to limit the Funds’ expenses.  The Advisor has agreed to limit annual operating expenses through July 31, 2015, to 1.25% and 1.40% of the Funds’ average daily net assets for the Plumb Balanced Fund and the Plumb Equity Fund, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation caps in place at the time the waiver was made, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. For the six months ended September 30, 2014, the Advisor waived expenses for the Plumb Balanced Fund and the Plumb Equity Fund of $64,546 and $36,232, respectively.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery as of March 31, 2014 expiring in:

Plumb Balanced Fund	Plumb Equity Fund
2015 . . . . . . . $109,061	2015 . . . . . . . $42,559
2016 . . . . . . . $ 94,065	2016 . . . . . . . $24,641
2017 . . . . . . . $108,110	2017 . . . . . . . $72,213

The Funds also have an Administrative and Accounting Services Agreement (“Agreement”) with the Advisor.  Fund administration responsibilities include general fund management, compliance, financial reporting, and oversight and assistance to other providers.  The Advisor’s administrative and accounting fees are 0.20% of the Funds’ average daily net assets, computed daily and paid monthly.

5.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014, the aggregate purchases and sales of investment securities, other than short-term investments, were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Purchases:	$8,191,118	$3,765,925
Sales:	$8,429,657	$6,320,529

PLUMB FUNDS

Notes to Financial Statements
September 30, 2014 (Unaudited)  (Continued)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act.  As of September 30, 2014 certain entities and their affiliates which may control or be under common control with the Advisor, including Thomas Plumb, SVA Plumb Trust Company, and SVA Plumb Wealth Management, LLC, either directly or for the benefit of their customers, owned 65.47% of the Plumb Balanced Fund and 70.62% of the Plumb Equity Fund.

7.	FEDERAL TAX INFORMATION

As of March 31, 2014 the components of accumulated earnings (losses) for income tax purposes were as follows:

	Plumb Balanced Fund	Plumb Equity Fund
Unrealized appreciation	$7,523,538	$7,088,216
Unrealized depreciation	(194,729)	(101,989)
Net tax unrealized
appreciation on investments	7,328,809	6,986,227
Undistributed ordinary income	69,281	36,918
Other accumulated losses	(10,069,501)	(1,787,573)
Total accumulated gains (losses)	$(2,671,411)	$5,235,572

The tax cost of investments as of March 31, 2014 was $25,936,251 and $16,574,816 for the Plumb Balanced Fund and Plumb Equity Fund, respectively.  The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

As of March 31, 2014 the Funds had prior tax basis capital losses which may be carried over to offset future capital gains as shown below.

	Capital Loss Carryover
	Plumb Balanced Fund	Plumb Equity Fund
Expires:
March 31, 2017	$(1,851,503)	$—
March 31, 2018	$(8,217,998)	$(1,787,573)

Prior year capital loss carryovers of $3,578,437 and $4,636,638 for the Plumb Balanced Fund and Plumb Equity Fund, respectively, were utilized during the year ended March 31, 2014.

PLUMB FUNDS

Notes to Financial Statements
September 30, 2014 (Unaudited)  (Continued)

8.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the fiscal years ended March 31, 2014 and 2013 was as follows:

	Plumb Balanced Fund
	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
Distributions paid from:
Ordinary Income	$469,807	$913,396
Total Distributions Paid	$469,807	$913,396

	Plumb Equity Fund
	Year Ended	Year Ended
	March 31, 2014	March 31, 2013
Distributions paid from:
Ordinary Income	$130,916	$530,427
Total Distributions Paid	$130,916	$530,427

PLUMB FUNDS

Additional Information (Unaudited)

BOARD REVIEW OF FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940, as amended (“1940 Act”), requires that the Funds’ Investment Advisory Agreement (the “Advisory Agreement”) with the Advisor be approved on an annual basis by the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or “interested persons” of the Funds (as that term is defined in 1940 Act) (the “Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval. At its meeting held May 19, 2014, the Board of Directors, including all of the Independent Directors (one of whom cast his vote by telephone), unanimously approved the continuation of the Advisory Agreement for another year with a contractual waiver by the Advisor whereby the Advisor agreed to limit expenses until July 31, 2015, to 1.25% and 1.40% for the Plumb Balanced Fund and Plumb Equity Fund, respectively, to the extent that either Funds’ total annual operating expenses exceed those levels.

The Board’s approval was based on its consideration and evaluation of a variety of factors, which included, among other things: (i) the nature, extent and quality of the services rendered; (ii) the investment performance of each Fund; (iii) fees and expenses paid by each Fund to the Advisor; (iv) the economies of scale and whether economies of scale will accrue to the shareholders; and (v) the costs of the services to the Advisor and profits realized by the Advisor in providing services to the Funds.

In connection with its consideration of the Advisory Agreement, the Board reviewed and discussed and considered various materials at this meeting, including:

•a memorandum from Fund counsel discussing the duties and responsibilities of directors when approving investment advisory agreements;

•a memorandum and related materials from the Funds’ management providing information regarding:

othe Funds’ absolute performances, and their performances relative to industry benchmarks and a universe of relevant peers, as determined by Morningstar;

othe actual fees and expenses paid by the Funds and their expense ratios compared to their respective Morningstar peers; and

othe Advisor’s analysis of profitability of the Advisory Agreement and related administrative agreement to the Advisor.

•the Advisory Agreement and other service agreements with the Advisor or affiliates of the Advisor; and

•reports from the Funds’ Chief Compliance Officer regarding the Advisor’s adherence to the Funds’ compliance program.

PLUMB FUNDS

Additional Information (Unaudited)

In addition, the Board had received and considered detailed information on the Funds’ investment performance and expenses at each of its quarterly meetings during the year as well as in-person reports from the Funds’ portfolio managers and reports from the Funds’ Chief Compliance Officer.

The nature, extent and quality of the services rendered by the Advisor.

The Board considered the nature, extent, and quality of services provided by the Advisor, including services required to be provided under the Agreement, services required to be provided under other agreements with the Advisor, and additional services provided by the Advisor that were not required under any of those agreements.  The Board considered the background and experience of the Funds’ portfolio managers, other advisory personnel, compliance personnel, and other support personnel.  The Board noted that, in addition to investment management and broker-selection services, the Advisor prepares compliance and other materials for each of the Board’s meetings; provides office space, equipment, information technology, and administrative services necessary for operation of the Funds; and performs regular compliance and risk analysis functions for the Funds.

The Board determined that the Advisor, which has significant experience over the past quarter century managing mutual funds, was well qualified to continue managing the Funds.  The Board noted the long history of the portfolio managers and other Advisor staff in the money management industry.  The Board determined that, based on the information presented to it in the meeting materials, it believed that the nature, extent, and quality of services provided by the Advisor were reasonably comparable to those provided by advisors to comparable funds and that such services were adequate for the Funds’ needs.

The performance of the Funds.

In reviewing the investment performance of each of the Funds, the Board reviewed the year-to-date, one-year, three-year, five-year, and life-of-fund performances of the Balanced Fund and Equity Fund.  The Advisor and the Board discussed the performance of the Funds, noting that while the performance of each Fund had lagged its respective benchmark during the three-year, five-year, and life-of-fund periods, each Fund had outperformed its benchmark over the year-to-date and one-year periods. The Advisor noted that it had added an additional portfolio manager during the year to both Funds and had implemented additional internal risk-control measures in an effort to limit the risk of future underperformance and to improve the total return of each of the Funds, and that these measures had now been in effect for over a year.  The Advisor suggested that recent performance improvements by both Funds were in part attributable to those measures.  The Board determined that these measures were reasonably likely to continue achieving their intended results.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

After considering the performances of the Balanced Fund and the Equity Fund, including a consideration of more positive recent performance and the apparent effectiveness of the risk-control measures, the Board determined that the performances of the Balanced Fund and the Equity Fund were satisfactory.

The fees and expenses charged by the Advisor.

The Board reviewed the expense ratios for each Fund, noting that pre-waiver expenses totaled 1.47 percent for the Balanced Fund and 1.58 percent for the Equity Fund, and that after the waiver of certain fees and expenses the expense ratio was 1.25 percent for the Balanced Fund and 1.40 percent for the Equity Fund.  The Board noted that the gross expense ratio for the Balanced Fund had remained stable over the past fiscal year and that the gross expense ratio for the Equity Fund had increased as asset levels in that Fund declined.  The Advisor acknowledged that both of these expense ratios were somewhat higher than both the average and the median of their respective Morningstar comparison universes, but suggested that the Morningstar expense ratios included funds and fund complexes with significantly larger amounts of assets under management, which tended to drive down fees and expenses for those other funds and fund complexes.

In reviewing the cost of services provided to the Funds and profits realized by the Advisor from these relationships, the Board stressed the Advisor’s willingness to waive and reimburse portions of its advisory fee in an effort to keep the Funds’ expense ratios competitive.  The Board also noted that expense ratios tend to be higher for small funds in comparison to the industry in general, and that fluctuations in asset levels of the Funds over the past several years had demonstrated the significant impact that varying asset levels have on the Funds’ gross expense ratios.  Overall, the Directors concurred that the fees charged by the Advisor to the Funds were appropriate given the quality and scope of services and fees charged by the Advisor to other clients, and that the Funds’ expense ratios were reasonable compared to peers and competitors.

The extent to which economies of scale will be realized as the Funds grow.

The Board also considered whether economies of scale might be realized as the Funds’ assets increase.  Based on information provided by the Advisor, it estimated that each of the Funds would need to significantly increase their assets under management to achieve a level of assets under management whereby the gross expense ratio of each Fund were equal to or less than the amount of fees currently being waived by the Funds.  The Board noted that an increase in assets could help the Funds to achieve economies of scale in the Funds’ operations, but that due to the continued relatively small size of the Funds, the Funds have yet to achieve any significant economies of scale.  The Board concluded that neither the Balanced Fund nor the Equity Fund was likely to realize material economies of scale until assets under management in each grew significantly.

PLUMB FUNDS

Additional Information (Unaudited) (Continued)

Profits realized by the Advisor.

The Advisor discussed its profitability, indicating that it does not provide similar services to any other registered investment company.  The Board considered the fees for other accounts managed by the Advisor.  The Advisor indicated that none of these other accounts had investment objectives identical to either of the Funds.  The Advisor outlined its standard investment advisory contract fee schedule for separately managed accounts and said that the standard contract is not strictly comparable to the advisory contract with the Funds because separately managed account clients do not require the same level of services or the same level of regulatory and compliance costs as does a registered investment company. The Advisor provided information to the Board regarding the net revenue generated by the Funds for the Advisor; it noted that much of the assets invested in the Funds are from its separately managed account clients, such that the Advisor waives its fee with respect to those client assets invested in the Funds and as a result, the Funds do not generate significant profitability for the Advisor. The Board agreed with this assessment.

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WISCONSIN CAPITAL FUNDS, INC.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-987-7888

INVESTMENT ADVISOR
Wisconsin Capital Management, LLC
1221 John Q. Hammons Drive
Madison, WI  53717
Telephone:  (608) 824-8800

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

CUSTODIAN
U.S. Bank National Association
1555 N. Rivercenter Drive
MK-WI-5302
Milwaukee, WI  53212

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
US Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH  44115

LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, WI  53202

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Funds’ Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2014 is available by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.

The Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-866-987-7888 and on the SEC’s website at www.sec.gov.  The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not Applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not Applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not Applicable for Semi-Annual Reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer (principal executive officer) and Vice President/Chief Financial Officer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Wisconsin Capital Funds, Inc.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, President

Date  November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Thomas G. Plumb
Thomas G. Plumb, Principal Executive Officer

Date  November 20, 2014

By (Signature and Title)      /s/Timothy R. O’Brien
Timothy R. O’Brien, Principal Financial Officer

Date   November 20, 2014